Leases Maturities of lease liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Leases
2023	$ 218,774
2024	205,724
2025	192,674
2026	179,624
2027	179,624
Thereafter	718,493
Total future minimum lease payments	1,694,913
Less: imputed interest	273,475
Total operating lease liabilities	$ 1,421,438	$ 338,621